Asset held for sale (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 03, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 02, 2015	Dec. 31, 2014
Long Lived Assets Held-for-sale [Line Items]
Expected recoverable value		$ 128.4	[1]	$ 128.4	[1]			$ 128.4	$ 128.4	$ 128.4		$ 128.4	$ 128.4	[1]
Long Lived Assets Held-for-sale [Roll Forward]
Opening balance	[1]	128.4
Loss on disposal		2.4		(82.0)	[1]	$ 0.0	[1]
Closing balance at the end of the period		128.4		128.4	[1]
Construction in Progress
Long Lived Assets Held-for-sale [Line Items]
Net book value								0.0					0.0			$ 172.6
Construction in Progress | West Rigel
Long Lived Assets Held-for-sale [Line Items]
Net book value															$ 210.4
Expected recoverable value		128.4		0.0		0.0		$ 128.4					$ 128.4		$ 128.4	$ 0.0
Long Lived Assets Held-for-sale [Roll Forward]
Opening balance		128.4		0.0
West Rigel newbuild investment, classified as held for sale		0.0		210.4
Loss on disposal		0.0		(82.0)
Closing balance at the end of the period		$ 128.4		$ 128.4		$ 0.0
Joint Asset Holding Company
Long Lived Assets Held-for-sale [Line Items]
Ownership percent											23.00%
Co-investee ownership percent											77.00%

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".